Property and Equipment	9 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.    Property and Equipment

Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 - 10 years
Vehicle	5 years
Leasehold improvements	3 years
Software	3 years

Property and equipment consists of the following at:

	September 30, 2014	December 31, 2013
Lab equipment	$7,390,382	$6,620,662
Computer equipment	600,318	563,976
Office equipment	248,490	248,490
Leasehold improvements	477,682	477,682
	8,716,872	7,910,810
Accumulated depreciation	(5,626,523)	(5,024,634)
Property and equipment, net	$3,090,349	$2,886,176

For the three and nine months ended September 30, 2014, depreciation expense was $196,054 and $627,094, respectively compared to $221,351 and $633,535 for the three and nine months ended September 30, 2013.